TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAX CREDITS
Tax credits - current	R$ 1,392,417	R$ 2,083,885
Tax credits - non-current	511,547	124,600
Tax credits
TAX CREDITS
Tax credits - current	1,392,417	2,083,885
Tax credits - non-current	511,547	124,600
Tax credits	1,903,964	2,208,485
ICMS (state VAT)
TAX CREDITS
Tax credits - current	177,692	155,373
Tax credits - non-current	118,475	85,512
Social security financing
TAX CREDITS
Tax credits - current	931,370	1,456,593
Tax credits - non-current	321,432	238
Financing of social integration program
TAX CREDITS
Tax credits - current	189,565	226,477
Financing of social integration program and others
TAX CREDITS
Tax credits - non-current	71,640	38,850
IPI (federal VAT)
TAX CREDITS
Tax credits - current	29,547	67,166
IVA (Value-added tax)
TAX CREDITS
Tax credits - current	15,886	126,281
Others
TAX CREDITS
Tax credits - current	R$ 48,357	R$ 51,995